INVENTORIES	12 Months Ended
Dec. 31, 2022
INVENTORIES
INVENTORIES
5.	INVENTORIES

	As of December 31,
	2021	2022
Products	1,121,107	1,498,900

In 2021 and 2022, inventories were written down by RMB 45,976 and RMB 28,498, respectively, to reflect the lower of cost and net realizable value.